Long-term borrowings (Details) - 4.6% Senior Notes $ in Thousands	1 Months Ended
	May 31, 2024 USD ($)	Sep. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Nov. 26, 2018 loan
Disclosure of detailed information about borrowings [line items]
Long-term borrowings		$ 35,658	$ 34,014
Borrowings, interest rate				4.60%
Number of borrowings extended | loan				3
Interest expense on borrowings	$ 9,600
Borrowings term	2 years